COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Depreciation and impairment of non-financial assets (Details) - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Depreciation and impairment of non-financial assets
Depreciation and impairment of non-financial assets	$ 52,584,122	$ 69,534,698	$ 68,481,877
Depreciation of property, plant and equipment [member]
Depreciation and impairment of non-financial assets
Depreciation and impairment of non-financial assets	9,579,439	10,078,309	12,216,818
Depreciation of other non financial assets [member]
Depreciation and impairment of non-financial assets
Depreciation and impairment of non-financial assets	6,233,601	6,171,041	5,081,865
Depreciation of intangible assets [member]
Depreciation and impairment of non-financial assets
Depreciation and impairment of non-financial assets	26,728,188	30,462,372	33,189,910
Right of use assets
Depreciation and impairment of non-financial assets
Depreciation and impairment of non-financial assets	9,714,674	14,112,435	12,983,426
Loss from sale or impairment of property, plant and equipment
Depreciation and impairment of non-financial assets
Depreciation and impairment of non-financial assets	$ 328,220	$ 8,710,541	$ 5,009,858